Commitments and Contingencies - Summary of Primary Payment Guarantees that the Company Provided from the Guarantee Institution (Detail) - Payment guarantees provided from the guarantee institution [member]
₩ in Millions
Dec. 31, 2023 KRW (₩)
Disclosure of contingent liabilities [line items]
Agreed amount	₩ 15,358,838
Executed amount	13,724,120
Construction Guarantee Cooperative [member]
Disclosure of contingent liabilities [line items]
Agreed amount	6,806,423
Executed amount	6,793,235
Engineering guarantee insurance [member]
Disclosure of contingent liabilities [line items]
Agreed amount	896,888
Executed amount	540,075
Seoul Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Agreed amount	571,775
Executed amount	571,775
Korea Housing & Urban Guarantee Corporation [member]
Disclosure of contingent liabilities [line items]
Agreed amount	4,933,080
Executed amount	4,927,830
Korea software financial cooperative [member]
Disclosure of contingent liabilities [line items]
Agreed amount	107,868
Executed amount	105,076
Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Agreed amount	2,042,804
Executed amount	₩ 786,129